Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2023
Operating Segment and Geographical Information
Operating Segment and Geographical Information

9.               Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Group for making operating decisions and assessing performance. The Group does not allocate any assets and liabilities to the three geographic segments as management does not use the information to measure the performance of the reportable segments.

(i)   The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations are as follows:

	December 31,	December 31,
	2022	2023
	HK$	HK$
Identifiable assets
Hong Kong	95,473	100,579
United States	3,727	—

	99,200	100,579

Identifiable liabilities
Hong Kong	12,708	14,153

	12,708	14,153

(ii) Reconciliations of reportable segment assets and liabilities:

	December 31,	December 31,
	2022	2023
	HK$	HK$

Assets
Current assets	99,200	100,572
Non-current financial assets	—	7
Consolidated total assets before intangible asset	99,200	100,579
Intangible asset	438	438

Consolidated total assets	99,638	101,017

Liabilities
Liabilities excluding tax liabilities	775	1,173
Tax liabilities	11,933	12,980

Consolidated total liabilities	12,708	14,153